Significant Accounting Policies (Details)	12 Months Ended
	Jan. 31, 2021
BetterLife Europe Pharmaceuticals AG [Member]
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	Lichtenstein
Altum Pharmaceuticals Inc. (acquired August 2020) [Member]
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	Canada
Blife Therapeutics Inc. (acquired May 2020) [Member]
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	Canada
Altum S1M US Corp [Member]
Statement [Line Items]
% of ownership	100.00%	[1]
Jurisdiction	U.S.A.
Solmic AG [Member]
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	Switzerland
Altum Pharma (Australia) Pty Ltd. [Member]
Statement [Line Items]
% of ownership	100.00%	[2]
Jurisdiction	Australia
Altum Pharmaceuticals (HK) Limited [Member]
Statement [Line Items]
% of ownership	100.00%	[3]
Jurisdiction	Hong Kong
Altum Pharmaceuticals International Inc. (dissolved December 2020) [Member]
Statement [Line Items]
% of ownership	100.00%	[4]
Jurisdiction	Barbados
Altum Pharmaceuticals Barbados Inc. (dissolved December 2020) [Member]
Statement [Line Items]
% of ownership	100.00%	[5]
Jurisdiction	Barbados
Thrudermic, LLC [Member]
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	U.S.A.
Pivot Naturals, LLC (divested February 2020) [Member]
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	U.S.A.
BetterLife Pharma US Inc. [Member]
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	U.S.A.
Pivot Green Stream Health Solutions Inc. (dissolved January 2020) [Member]
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	Canada
Pivot Pharmaceuticals Manufacturing Corp. [Member]
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	Canada
BetterLife Pharma Inc. [Member]
Statement [Line Items]
Jurisdiction	Canada
% of ownership	Parent

[1]	Fully-owned subsidiaries of Altum Pharmaceuticals Inc.
[2]	Fully-owned subsidiaries of Altum Pharmaceuticals Inc.
[3]	Fully-owned subsidiaries of Altum Pharmaceuticals Inc.
[4]	Fully-owned subsidiaries of Altum Pharmaceuticals Inc.
[5]	Fully-owned subsidiaries of Altum Pharmaceuticals Inc.